UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Diversified International Equity Fund
	Shares	Value ($)
Common Stocks 87.5%
Australia 3.9%
AGL Energy Ltd.	18,040	279,231
Asciano Ltd.	12,022	59,897
Australia & New Zealand Banking Group Ltd.	3,616	82,068
BHP Billiton Ltd.	4,759	189,056
Brambles Ltd.	13,753	106,165
Cochlear Ltd.	514	32,393
Commonwealth Bank of Australia	1,944	104,417
Crown Ltd.	11,044	94,729
CSL Ltd.	5,205	171,897
Fairfax Media Ltd.	50,627	39,655
Leighton Holdings Ltd.	1,931	47,901
National Australia Bank Ltd.	3,004	75,936
Newcrest Mining Ltd.	1,515	54,115
Origin Energy Ltd.	7,150	104,313
QBE Insurance Group Ltd.	1,905	23,241
QR National Ltd.	17,104	67,296
Rio Tinto Ltd.	870	63,690
Santos Ltd.	6,285	89,592
Sonic Healthcare Ltd.	4,722	56,245
SP Ausnet	57,595	58,963
TABCORP Holdings Ltd.	15,831	48,872
Tatts Group Ltd.	37,226	100,462
Telstra Corp., Ltd.	72,082	254,730
Toll Holdings Ltd.	8,188	43,317
Transurban Group (Units)	11,448	66,682
Wesfarmers Ltd.	3,273	105,457
Westfield Group (REIT) (Units)	5,187	46,754
Westpac Banking Corp.	3,187	71,445
Woodside Petroleum Ltd.	4,096	148,449
Woolworths Ltd.	3,723	97,922
WorleyParsons Ltd.	1,661	48,048

(Cost $1,984,248)		2,832,938
Austria 0.4%
Erste Group Bank AG (a)	6,424	141,626
Immofinanz AG*	22,979	74,073
Raiffeisen Bank International AG (a)	1,343	45,844
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,439	62,201

(Cost $288,309)		323,744
Belgium 1.1%
Ageas	55,815	116,452
Anheuser-Busch InBev NV	3,672	222,915
Colruyt SA	494	18,687
Delhaize Group	688	37,564
Groupe Bruxelles Lambert SA	1,396	101,357
KBC Groep NV (a)	4,115	78,333
Solvay SA	1,280	126,558
Umicore SA	2,459	114,454

(Cost $682,691)		816,320
Bermuda 0.1%
Seadrill Ltd. (Cost $28,856)	2,757	102,553
Canada 11.4%
Alimentation Couche-Tard, Inc. "B"	3,800	115,398
Bank of Montreal	1,400	81,386
Bank of Nova Scotia (a)	2,600	133,617
Barrick Gold Corp. (a)	1,700	83,856
BCE, Inc. (a)	5,700	232,389
Bell Aliant, Inc. (a)	1,200	33,605
Bombardier, Inc. "B"	21,700	100,417
Brookfield Asset Management, Inc. "A"	1,600	48,557
CAE, Inc. (a)	3,800	41,915
Canadian Imperial Bank of Commerce (a)	1,000	76,045
Canadian National Railway Co. (a)	6,000	452,558
Canadian Natural Resources Ltd.	1,400	55,458
Canadian Pacific Railway Ltd. (a)	2,300	164,030
Canadian Tire Corp., Ltd. "A"	1,800	115,357
Canadian Utilities Ltd. "A"	5,200	313,027
Cenovus Energy, Inc. (a)	1,200	43,790
CGI Group, Inc. "A"*	16,000	323,128
Empire Co., Ltd. "A"	900	50,713
EnCana Corp. (a)	1,700	32,569
Finning International, Inc.	2,700	73,754
First Quantum Minerals Ltd.	1,000	21,901
Fortis, Inc. (a)	11,300	376,291
George Weston Ltd.	1,500	97,402
Gildan Activewear, Inc. (a)	2,700	58,755
Goldcorp, Inc. (a)	1,400	67,717
Imperial Oil Ltd. (a)	700	33,356
Kinross Gold Corp. (a)	1,500	16,949
Loblaw Companies Ltd. (a)	3,100	112,536
Magna International, Inc. "A" (a)	4,968	205,220
Manulife Financial Corp. (a)	5,000	58,392
Metro, Inc. "A" (a)	2,900	158,319
National Bank of Canada (a)	500	37,509
Open Text Corp.*	4,100	207,801
Potash Corp. of Saskatchewan, Inc. (a)	1,502	70,351
Research In Motion Ltd.*	33,400	556,944
Ritchie Bros. Auctioneers, Inc. (a)	1,700	40,063
Rogers Communications, Inc. "B" (a)	9,800	376,773
Royal Bank of Canada (a)	3,500	182,801
Saputo, Inc. (a)	3,600	146,628
Shaw Communications, Inc. "B" (a)	8,400	166,710
Shoppers Drug Mart Corp. (a)	5,500	227,635
Silver Wheaton Corp. (a)	900	32,106
SNC-Lavalin Group, Inc.	2,300	118,429
Sun Life Financial, Inc. (a)	1,800	36,065
Suncor Energy, Inc.	2,432	83,775
Talisman Energy, Inc. (a)	1,600	19,116
Teck Resources Ltd. "B"	1,400	59,368
Telus Corp.	1,700	95,825
Telus Corp. (Non-Voting Shares) (a)	3,700	198,339
Thomson Reuters Corp. (a) (b)	6,300	173,035
Thomson Reuters Corp. (b)	1,660	45,633
Tim Hortons, Inc.	3,900	190,041
Toronto-Dominion Bank (a)	2,300	177,862
TransAlta Corp. (a)	13,500	274,120
Valeant Pharmaceuticals International, Inc.*	19,000	920,156
Viterra, Inc. (a)	10,900	117,294
Yamana Gold, Inc.	1,700	29,416

(Cost $8,291,505)		8,362,202
Denmark 2.6%
A P Moller-Maersk AS "A"	8	56,422
A P Moller-Maersk AS "B"	16	118,017
Carlsberg AS "B"	6,167	469,796
Coloplast AS "B"	217	32,063
Danske Bank AS*	21,399	314,102
DSV AS	2,944	60,353
Novo Nordisk AS "B"	6,250	739,924
Tryg AS	1,039	56,483
Vestas Wind Systems AS*	2,490	28,147

(Cost $1,624,896)		1,875,307
Finland 3.2%
Fortum Oyj	13,126	288,812
Kone Oyj "B" (a)	2,231	121,588
Metso Corp.	1,888	82,384
Nokia Oyj	57,500	288,565
Pohjola Bank PLC	5,629	60,178
Sampo Oyj "A"	10,874	286,888
Stora Enso Oyj "R"	60,396	431,064
UPM-Kymmene Oyj	56,432	725,183
Wartsila Oyj (a)	2,523	85,125

(Cost $2,393,133)		2,369,787
France 6.6%
Air Liquide SA (a)	1,579	199,063
Alcatel-Lucent*	23,601	42,234
AtoS	863	43,466
AXA SA (a)	5,702	86,783
BNP Paribas SA (a)	2,608	111,615
Bouygues SA	860	26,781
Cap Gemini	1,646	60,252
Carrefour SA	4,963	113,430
Casino Guichard-Perrachon SA	810	72,113
Cie Generale des Establissements Michelin "B"	519	35,581
Compagnie de Saint-Gobain	834	37,247
Credit Agricole SA	2,043	12,705
DANONE SA	4,943	305,394
Dassault Systemes SA	1,104	91,815
Electricite de France	2,373	54,813
Essilor International SA	3,008	220,328
France Telecom SA	26,535	398,919
GDF Suez	15,002	408,359
Iliad SA	569	68,863
L'Oreal SA	1,980	210,795
Lafarge SA	1,293	52,851
LVMH Moet Hennessy Louis Vuitton SA	489	79,203
Neopost SA (a)	656	46,427
Pernod Ricard SA	1,835	176,329
Sanofi	14,803	1,097,244
Schneider Electric SA (a)	982	61,246
Societe Generale	1,772	47,703
Suez Environnement Co.	2,266	29,046
Total SA	6,490	343,336
Unibail-Rodamco SE (REIT)	350	67,301
Veolia Environnement	4,939	56,205
Vinci SA	548	25,490
Vivendi	9,057	189,793

(Cost $4,653,695)		4,872,730
Germany 6.1%
Adidas AG	1,555	112,174
Allianz SE (Registered)	1,635	180,269
BASF SE	1,815	139,804
Bayer AG (Registered)	7,290	511,258
Bayerische Motoren Werke (BMW) AG	2,610	223,520
Beiersdorf AG	2,832	170,465
Commerzbank AG*	10,367	24,886
Continental AG*	708	56,617
Daimler AG (Registered)	7,979	441,991
Deutsche Boerse AG*	774	45,621
Deutsche Post AG (Registered)	2,891	48,115
Deutsche Telekom AG (Registered)	54,062	608,563
E.ON AG	9,867	211,194
Fresenius Medical Care AG & Co. KGaA	1,398	99,820
Fresenius SE & Co. KGaA	721	73,171
GEA Group AG	1,705	54,819
Henkel AG & Co. KGaA	3,838	199,417
Infineon Technologies AG (a)	6,361	58,144
K+S AG (Registered)	460	21,976
Kabel Deutschland Holding AG*	612	31,962
Linde AG	386	61,338
Merck KGaA	516	53,876
Metro AG	3,665	141,110
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	782	102,065
RWE AG	2,504	95,980
SAP AG	6,658	402,364
Siemens AG (Registered)	1,714	161,862
Suedzucker AG	2,367	70,008
ThyssenKrupp AG	816	23,146
Volkswagen AG	256	41,389

(Cost $3,918,952)		4,466,924
Greece 0.6%
National Bank of Greece SA* (Cost $525,229)	119,428	433,035
Hong Kong 2.3%
AIA Group Ltd.	23,000	76,750
Cathay Pacific Airways Ltd.	26,000	51,791
Cheung Kong (Holdings) Ltd.	4,000	53,599
Cheung Kong Infrastructure Holdings Ltd.	8,000	45,584
CLP Holdings Ltd.	20,000	163,659
Galaxy Entertainment Group Ltd.*	12,000	26,145
Hang Lung Properties Ltd.	19,000	65,228
Hang Seng Bank Ltd. (a)	3,800	49,353
Hong Kong & China Gas Co., Ltd.	49,529	117,677
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	73,011
Hutchison Whampoa Ltd.	33,000	312,617
Li & Fung Ltd. (a)	46,000	100,133
MTR Corp., Ltd.	22,500	75,019
Noble Group Ltd. (a)	40,181	42,918
NWS Holdings Ltd.	23,500	38,078
Power Assets Holdings Ltd.	16,000	115,239
Shangri-La Asia Ltd. (a)	20,000	41,640
SJM Holdings Ltd.	16,000	28,642
Sun Hung Kai Properties Ltd. (a)	6,000	83,087
Wharf Holdings Ltd.	10,000	57,108
Yue Yuen Industrial (Holdings) Ltd. (a)	11,500	35,236

(Cost $1,260,070)		1,652,514
Ireland 1.5%
CRH PLC (b)	28,278	561,398
CRH PLC (b)	24,053	478,613
Experian PLC	3,613	49,072

(Cost $1,019,877)		1,089,083
Italy 3.4%
Assicurazioni Generali SpA	7,431	116,121
Atlantia SpA	6,394	99,626
Banco Popolare Societa Cooperativa (a)	21,854	33,094
Enel Green Power SpA	17,769	35,420
Enel SpA	91,694	375,752
Eni SpA	11,740	260,553
Fiat Industrial SpA*	16,293	159,890
Fiat SpA (a)	22,591	135,815
Finmeccanica SpA	7,953	35,814
Intesa Sanpaolo	46,043	88,139
Luxottica Group SpA	3,194	105,190
Mediaset SpA	17,879	52,873
Pirelli & C. SpA	6,895	63,889
Prysmian SpA	3,756	56,479
Saipem SpA	1,417	66,409
Snam Rete Gas SpA	18,299	82,604
Telecom Italia SpA	376,714	383,987
Telecom Italia SpA (RSP)	249,211	208,875
Terna - Rete Elettrica Nationale SpA	17,328	63,614
UBI Banca - Unione di Banche Italiane ScpA	5,181	23,875
UniCredit SpA	7,936	39,421

(Cost $2,876,441)		2,487,440
Japan 12.3%
AEON Co., Ltd. (a)	5,700	75,158
Ajinomoto Co., Inc. (a)	7,000	84,658
Alfresa Holdings Corp.	900	39,397
Asahi Group Holdings Ltd. (a)	3,700	81,936
Asahi Kasei Corp.	6,000	38,061
Astellas Pharma, Inc.	4,300	176,429
Bridgestone Corp.	2,200	50,396
Canon, Inc.	1,850	80,137
Central Japan Railway Co.	4	34,433
Chubu Electric Power Co., Inc.	11,400	209,695
Chugai Pharmaceutical Co., Ltd. (a)	2,100	33,440
Chugoku Electric Power Co., Inc. (a)	4,700	85,960
Dai-ichi Life Insurance Co., Ltd.	38	40,132
Daiichi Sankyo Co., Ltd. (a)	6,800	129,807
Denso Corp.	2,300	68,686
East Japan Railway Co.	398	25,806
Eisai Co., Ltd. (a)	2,400	99,379
Electric Power Development Co., Ltd.	2,500	66,497
FamilyMart Co., Ltd.	800	32,369
FANUC Corp.	300	50,729
FUJIFILM Holdings Corp.	2,100	50,011
Hisamitsu Pharmaceutical Co., Inc. (a)	600	26,047
Hitachi Ltd. (a)	9,000	50,319
Hokkaido Electric Power Co., Inc.	4,200	59,843
Hokuriku Electric Power Co.	3,800	73,738
Honda Motor Co., Ltd.	5,000	175,823
HOYA Corp.	2,000	42,547
Idemitsu Kosan Co., Ltd.	400	43,227
INPEX Corp. (a)	23	156,646
Japan Real Estate Investment Corp. (REIT)	6	52,558
Japan Tobacco, Inc.	45	221,891
JFE Holdings, Inc.	2,200	39,258
JX Holdings, Inc.	24,690	149,646
Kansai Electric Power Co., Inc.	12,800	206,059
Kao Corp.	5,300	139,810
KDDI Corp.	40	253,241
Keyence Corp.	100	24,987
Kirin Holdings Co., Ltd.	9,000	110,565
Komatsu Ltd.	1,300	36,514
Kyocera Corp.	500	42,836
Kyowa Hakko Kirin Co., Ltd. (a)	3,000	36,930
Kyushu Electric Power Co., Inc.	6,300	90,509
Lawson, Inc. (a)	700	42,558
Medipal Holdings Corp.	3,700	40,302
MEIJI Holdings Co., Ltd.	800	35,064
Miraca Holdings, Inc.	1,200	44,982
Mitsubishi Chemical Holdings Corp.	6,000	33,833
Mitsubishi Corp.	2,200	50,511
Mitsubishi Electric Corp.	3,000	26,983
Mitsubishi Estate Co., Ltd.	6,000	96,206
Mitsubishi Tanabe Pharma Corp.	2,600	36,703
Mitsubishi UFJ Financial Group, Inc.	50,900	234,163
Mitsui & Co., Ltd.	3,000	51,230
Mitsui Fudosan Co., Ltd.	5,000	82,620
Mitsui O.S.K Lines Ltd.	5,000	18,861
Mizuho Financial Group, Inc.	80,600	121,973
MS&AD Insurance Group Holdings, Inc.	3,100	63,832
Murata Manufacturing Co., Ltd.	500	28,764
Nintendo Co., Ltd. (a)	200	27,133
Nippon Building Fund, Inc. (REIT)	5	44,907
Nippon Meat Packers, Inc.	4,000	50,921
Nippon Steel Corp. (a)	20,000	49,316
Nippon Telegraph & Telephone Corp.	6,205	310,410
Nissan Motor Co., Ltd. (a)	7,400	70,152
Nisshin Seifun Group, Inc.	3,500	42,433
Nissin Foods Holdings Co., Ltd.	400	15,256
Nitto Denko Corp.	700	24,958
NKSJ Holdings, Inc.	2,500	54,614
Nomura Holdings, Inc. (a)	16,700	61,600
Nomura Real Estate Office Fund, Inc. (REIT)	11	58,961
NTT DoCoMo, Inc.	200	355,038
Olympus Corp. (a)	2,200	37,033
Ono Pharmaceutical Co., Ltd.	800	45,133
ORIX Corp. (a)	510	48,004
Osaka Gas Co., Ltd.	34,000	136,619
Otsuka Holdings KK	2,200	62,288
Panasonic Corp. (a)	4,700	38,210
Santen Pharmaceutical Co., Ltd.	900	36,873
Seven & I Holdings Co., Ltd.	7,300	205,904
Sharp Corp.	3,000	25,940
Shikoku Electric Power Co., Inc. (a)	2,900	84,153
Shin-Etsu Chemical Co., Ltd.	1,500	78,231
Shionogi & Co., Ltd.	3,300	44,145
Shiseido Co., Ltd. (a)	4,200	77,278
Softbank Corp. (a)	11,500	321,420
Sony Corp.	2,100	38,264
Sumitomo Chemical Co., Ltd.	10,000	40,442
Sumitomo Corp.	3,800	54,845
Sumitomo Electric Industries Ltd.	3,000	36,204
Sumitomo Mitsui Financial Group, Inc.	6,100	194,840
Sumitomo Mitsui Trust Holdings, Inc.	17,000	53,319
Sumitomo Realty & Development Co., Ltd.	2,000	38,186
Suzuken Co., Ltd.	1,500	43,844
Takeda Pharmaceutical Co., Ltd.	7,300	317,547
Terumo Corp. (a)	1,800	86,634
Toho Gas Co., Ltd. (a)	9,000	58,318
Tohoku Electric Power Co., Inc.	6,900	65,091
Tokio Marine Holdings, Inc.	3,600	90,568
Tokyo Electric Power Co., Inc.* (a)	27,000	74,260
Tokyo Gas Co., Ltd.	39,000	180,035
TonenGeneral Sekiyu KK	4,000	38,153
Toray Industries, Inc.	6,000	45,164
Toshiba Corp.	8,000	33,846
Toyo Suisan Kaisha Ltd.	2,000	49,299
Toyota Motor Corp.	8,200	303,522
Tsumura & Co.	1,500	44,667
Unicharm Corp. (a)	1,100	57,809
Yakult Honsha Co., Ltd. (a)	900	27,571
Yamazaki Baking Co., Ltd.	3,000	39,775

(Cost $8,750,100)		9,013,828
Luxembourg 0.3%
ArcelorMittal	4,368	88,310
Millicom International Cellular SA (SDR) (a)	1,219	120,741
Tenaris SA	2,054	40,271

(Cost $185,445)		249,322
Macau 0.2%
Sands China Ltd.* (a)	22,000	74,266
Wynn Macau Ltd. (a)	12,800	33,009

(Cost $50,497)		107,275
Netherlands 6.2%
AEGON NV*	14,094	68,619
Akzo Nobel NV	2,840	148,138
ASML Holding NV	25,561	1,100,322
Fugro NV (CVA)	3,474	228,637
Heineken Holding NV	1,385	56,002
Heineken NV (a)	2,540	117,697
ING Groep NV (CVA)*	29,062	264,579
Koninklijke (Royal) KPN NV	52,242	573,440
Koninklijke Ahold NV (a)	11,609	153,925
Koninklijke DSM NV (a)	1,968	101,225
Koninklijke Philips Electronics NV	7,199	145,769
Randstad Holding NV (a)	1,101	37,602
Reed Elsevier NV (a)	39,261	467,521
Royal Dutch Shell PLC "A"	2,485	87,813
Royal Dutch Shell PLC "B"	1,993	72,915
SBM Offshore NV	8,684	147,489
TNT Express NV	3,072	25,789
Unilever NV (CVA)	14,597	486,233
Wolters Kluwer NV (a)	16,429	298,159

(Cost $4,129,307)		4,581,874
Norway 1.7%
Aker Solutions ASA	2,106	25,864
DnB ASA (a)	18,966	200,494
Norsk Hydro ASA (a)	23,788	126,058
Statoil ASA	8,658	217,900
Telenor ASA	28,874	471,367
Yara International ASA (a)	5,246	211,808

(Cost $746,173)		1,253,491
Portugal 0.7%
EDP - Energias de Portugal SA (Cost $580,604)	169,904	496,767
Singapore 3.0%
CapitaLand Ltd. (a)	20,000	41,691
ComfortDelGro Corp., Ltd.	30,000	35,375
DBS Group Holdings Ltd.	14,000	150,337
Fraser & Neave Ltd.	9,000	48,500
Genting Singapore PLC* (a)	186,000	240,208
Golden Agri-Resources Ltd.	173,000	100,783
Hutchison Port Holdings Trust (Units)	51,000	38,161
Jardine Cycle & Carriage Ltd.	3,000	122,208
Keppel Corp., Ltd.	19,800	170,208
Olam International Ltd. (a)	34,000	69,971
Oversea-Chinese Banking Corp., Ltd.	21,000	143,172
SembCorp Marine Ltd.	12,000	47,186
Singapore Airlines Ltd.	8,000	70,535
Singapore Exchange Ltd. (a)	9,000	46,386
Singapore Press Holdings Ltd.	43,000	126,828
Singapore Technologies Engineering Ltd.	26,000	60,977
Singapore Telecommunications Ltd.	167,000	411,400
United Overseas Bank Ltd.	7,000	96,596
Wilmar International Ltd.	42,000	177,864

(Cost $1,534,183)		2,198,386
Spain 3.3%
Abertis Infraestructuras SA	6,291	106,104
Acciona SA (a)	387	31,150
ACS, Actividades de Construccion y Servicios SA (a)	2,323	71,811
Banco Bilbao Vizcaya Argentaria SA (a)	10,748	94,008
Banco Santander SA	20,621	160,789
EDP Renovaveis SA*	19,297	111,194
Enagas SA	3,019	60,491
Ferrovial SA (a)	6,672	78,253
Gas Natural SDG SA	4,860	79,616
Iberdrola SA	55,784	329,419
Industria de Diseno Textil SA (a)	3,291	287,409
Red Electrica Corporacion SA (a)	1,351	62,259
Repsol YPF SA (a)	11,598	318,913
Telefonica SA	34,909	609,981
Zardoya Otis SA	3,165	45,158

(Cost $2,336,067)		2,446,555
Sweden 2.7%
Assa Abloy AB "B" (a)	1,597	43,444
Atlas Copco AB "A" (a)	2,382	56,707
Atlas Copco AB "B"	1,896	40,139
Boliden AB (a)	5,502	94,234
Electrolux AB "B" (a)	2,224	40,825
Hennes & Mauritz AB "B" (a)	6,564	215,081
Hexagon AB "B"	1,516	26,220
Holmen AB "B" (a)	1,457	42,239
Husqvarna AB "B" (a)	5,434	28,733
Modern Times Group "B"	534	26,768
Nordea Bank AB	8,547	72,075
Sandvik AB (a)	3,558	52,647
Scania AB "B"	1,671	28,834
Skandinaviska Enskilda Banken AB "A" (a)	7,816	49,504
Skanska AB "B" (a)	2,292	40,126
SKF AB "B" (a)	1,471	34,758
SSAB AB "A" (a)	3,185	33,626
Svenska Cellulosa AB "B" (a)	10,968	183,429
Svenska Handelsbanken AB "A"	2,305	69,228
Swedbank AB "A"	4,740	68,231
Tele2 AB "B" (a)	4,894	93,700
Telefonaktiebolaget LM Ericsson "B" (a)	42,957	400,484
TeliaSonera AB (a)	31,497	209,841
Volvo AB "B"	4,497	58,568

(Cost $1,548,237)		2,009,441
Switzerland 6.9%
ABB Ltd. (Registered)* (a)	7,555	157,273
Actelion Ltd. (Registered)*	838	32,203
Adecco SA (Registered)* (a)	796	37,786
Aryzta AG* (a)	834	38,538
Compagnie Financiere Richemont SA "A"	3,393	192,384
Credit Suisse Group AG (Registered)*	2,351	61,142
Geberit AG (Registered)*	225	46,543
Givaudan SA (Registered)*	57	53,337
Holcim Ltd. (Registered)*	1,511	86,294
Nestle SA (Registered)	20,215	1,159,188
Novartis AG (Registered)	10,131	549,633
Roche Holding AG (Genusschein)	3,117	527,524
SGS SA (Registered)	34	61,074
Sika AG (Bearer)	17	35,148
Sonova Holding AG (Registered)*	361	36,947
STMicroelectronics NV	7,559	50,395
Swatch Group AG (Bearer)	222	93,701
Swatch Group AG (Registered)	466	34,217
Swiss Re AG.*	1,017	55,302
Swisscom AG (Registered) (a)	3,234	1,278,202
Syngenta AG (Registered)*	493	149,536
UBS AG (Registered)*	6,006	82,035
Wolseley PLC	1,358	47,071
Xstrata PLC	3,542	60,097
Zurich Financial Services AG*	437	105,105

(Cost $3,176,607)		5,030,675
United Kingdom 7.0%
Anglo American PLC	2,015	83,444
ARM Holdings PLC	28,605	275,101
AstraZeneca PLC	8,102	390,040
BAE Systems PLC	12,780	62,126
Barclays PLC	14,664	49,469
BG Group PLC	2,693	60,555
BHP Billiton PLC	3,343	112,031
BP PLC	14,248	108,460
British American Tobacco PLC	3,605	165,954
British Sky Broadcasting Group PLC	3,759	40,968
BT Group PLC	36,288	116,861
Capita Group PLC	2,985	28,952
Centrica PLC	42,065	194,892
Compass Group PLC	6,032	56,040
Diageo PLC	4,451	98,499
GlaxoSmithKline PLC	29,481	654,985
HSBC Holdings PLC	15,258	127,562
Imperial Tobacco Group PLC	1,958	70,109
Inmarsat PLC	4,081	25,807
International Consolidated Airlines Group SA* (a)	15,394	42,950
International Power PLC	12,345	65,370
Kingfisher PLC	10,702	43,183
Marks & Spencer Group PLC	7,264	37,504
National Grid PLC	27,473	273,861
Next PLC	569	23,509
Pearson PLC	2,403	44,500
Reckitt Benckiser Group PLC	1,270	67,632
Reed Elsevier PLC	3,160	26,176
Rio Tinto PLC	2,110	127,386
Rolls-Royce Holdings PLC*	4,528	52,537
SABMiller PLC	2,186	83,128
Scottish & Southern Energy PLC	8,522	164,485
Severn Trent PLC	3,041	73,174
Shire PLC	3,702	122,804
Smith & Nephew PLC	8,325	80,861
Smiths Group PLC	1,780	26,958
Standard Chartered PLC	2,621	63,542
Subsea 7 SA*	1,487	30,146
Tesco PLC	15,950	80,439
The Sage Group PLC	26,978	124,958
Unilever PLC	1,703	55,002
United Utilities Group PLC	7,244	68,781
Vodafone Group PLC	188,677	509,974
William Morrison Supermarkets PLC	5,755	25,953
WPP PLC	5,735	67,542

(Cost $3,621,163)		5,104,210

Total Common Stocks (Cost $56,206,285)		64,176,401
Preferred Stocks 0.9%
Germany
Bayerische Motoren Werke (BMW) AG	702	40,018
Henkel AG & Co. KGaA (a)	5,019	309,829
Porsche Automobil Holding SE	1,239	76,010
Volkswagen AG	1,131	200,642

Total Preferred Stocks (Cost $412,908)		626,499
Exchange-Traded Funds 10.4%
iShares MSCI Emerging Markets Index Fund (a)	91,300	3,846,469
Vanguard MSCI Emerging Markets Fund	89,950	3,806,684

Total Exchange-Traded Funds (Cost $6,751,140)		7,653,153
Securities Lending Collateral 24.4%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $17,913,524)	17,913,524	17,913,524
Cash Equivalents 1.3%
Central Cash Management Fund, 0.07% (c) (Cost $986,198)	986,198	986,198

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $82,270,055) †	124.5	91,355,775
Other Assets and Liabilities, Net	(24.5)	(17,983,836)

Net Assets	100.0	73,371,939

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $82,802,702.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $8,553,073.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,599,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,046,769.

(a) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $17,232,902, which is 23.5% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At January 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

ASX SPI 200 Index	AUD	3/15/2012	1	112,163	2,598
Euro Stoxx 50 Index	EUR	3/16/2012	27	854,680	35,247
FTSE 100 Index	GBP	3/16/2012	1	88,946	635
Nikkei 225 Index	USD	3/8/2012	4	176,200	6,184
S&P TSX 60 Index	CAD	3/15/2012	1	141,239	2,709
Total unrealized appreciation					47,373

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	USD	United States Dollar
EUR	Euro

At January 31, 2012 the DWS Diversified International Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	8,712,084	13.4%
Consumer Staples	8,144,328	12.6%
Financials	7,850,750	12.1%
Health Care	7,784,952	12.0%
Utilities	6,847,826	10.6%
Consumer Discretionary	6,558,871	10.1%
Materials	5,709,576	8.8%
Industrials	5,557,361	8.6%
Information Technology	4,479,200	6.9%
Energy	3,157,952	4.9%
Total	64,802,900	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investment(e)
Australia	$—	$2,832,938	$—	$2,832,938
Austria	—	323,744	—	323,744
Belgium	—	816,320	—	816,320
Bermuda	—	102,553	—	102,553
Canada	8,316,569	45,633	—	8,362,202
Denmark	—	1,875,307	—	1,875,307
Finland	—	2,369,787	—	2,369,787
France	—	4,872,730	—	4,872,730
Germany	—	5,093,423	—	5,093,423
Greece	—	433,035	—	433,035
Hong Kong	—	1,652,514	—	1,652,514
Ireland	—	1,089,083	—	1,089,083
Italy	—	2,487,440	—	2,487,440
Japan	—	9,013,828	—	9,013,828
Luxembourg	—	249,322	—	249,322
Macau	—	107,275	—	107,275
Netherlands	—	4,581,874	—	4,581,874
Norway	—	1,253,491	—	1,253,491
Portugal	—	496,767	—	496,767
Singapore	—	2,198,386	—	2,198,386
Spain	—	2,446,555	—	2,446,555
Sweden	—	2,009,441	—	2,009,441
Switzerland	—	5,030,675	—	5,030,675
United Kingdom	—	5,104,210	—	5,104,210
Exchange-Traded Funds	7,653,153	—	—	7,653,153
Short-Term Investments(e)	18,899,722	—	—	18,899,722
Derivatives(f)	47,373	—	—	47,373
Total	$34,916,817	$56,486,331	$—	$91,403,148

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
United Kingdom
Balance as of October 31, 2011	$875
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(5)
Amortization premium/discount	—
Purchase	—
(Sales)	(870)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2012	$—
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2012	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$47,373

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012